SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE M – SUBSEQUENT EVENTS

On June 1, 2023, the Company received notification that the Supreme Court of the State of New York dismissed the fraud and conversion claims brought by MD Global, LLC and further ruled that former CEO Lloyd Spencer should not be a party to the case.

Reverse Stock Split

On June 20, 2023, the Company effectuated a 1 share for 1,500 shares reverse stock split which reduced the issued and outstanding shares of common stock from 1,896,216,952 to 1,264,165 shares. The accompanying financial statements have been retroactively adjusted to reflect this reverse stock split.

Issuances of Commons Stock

On June 20, 2023, the Company issued Lloyd T. Spencer 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued David Bradford 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Billy R. Edmonds 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Jimmy Wayne Anderson 280,000 shares of common stock in satisfaction of prior work performed. The $22,900 excess of the $32,900 fair value of the 280,000 shares over the $10,000 liability will be charged to loss on conversion of debt in the three months ended June 30, 2023.

On June 20, 2023, the Company issued James R. Street 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Larry Pittenger 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued William Edmonds 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Natalie McHugh 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued James Tomlins 150,000 shares of common stock as compensation.

NOTE N - SUBSEQUENT EVENTS

On January 1, 2023, the Company received notification of a complaint filed in the Supreme Court of the State of New York by Owen May and MD Global. The complaint alleges “breach of contract, conversion, fraud, and securities fraud related to misconduct, failure to preform, theft, and deceit and intentional misrepresentations done with scienter about securities by Deep Green Waste & Recycling and Lloyd T Spencer”. The complaint seeks $350,000.00 in compensatory damages, $3,500,000.00 in punitive damages. The company believes the complaint to be wholly without merit and is filing to dismiss the case.

Reverse Stock Split

On June 20, 2023, the Company effectuated a 1 share for 1,500 shares reverse stock split which reduced the issued and outstanding shares of common stock from 1,896,216,952 to 1,264,165 shares. The accompanying financial statements have been retroactively adjusted to reflect this reverse stock split.

Issuances of Common Stock

On January 4, 2023, the Company issued a noteholder 57,270 shares of common stock in satisfaction of $13,530 principal. The $12,241 excess of the $25,771 fair value of the 57,270 shares over the $13,530 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2023.

On January 23, 2023, the Company issued a noteholder 59,048 shares of common stock in satisfaction of $15,500 principal. The $11,071 excess of the $26,571 fair value of the 59,048 shares over the $15,500 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2023.

On June 20, 2023, the Company issued Lloyd T. Spencer 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued David Bradford 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Billy R. Edmonds 2,000,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Jimmy Wayne Anderson 280,000 shares of common stock in satisfaction of prior work performed. The $22,900 excess of the $32,900 fair value of the 280,000 shares over the $10,000 liability will be charged to loss on conversion of debt in the three months ended June 30, 2023.

On June 20, 2023, the Company issued James R. Street 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Larry Pittenger 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued William Edmonds 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued Natalie McHugh 280,000 shares of common stock as compensation.

On June 20, 2023, the Company issued James Tomlins 150,000 shares of common stock as compensation.